Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. You should refer to “Compensation Discussion and Analysis” for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in thousands) ($)	Pre-Tax Income (in thousands) ($)(7)
2022	12,828,375	10,494,358	6,184,287	4,864,545	227	128	1,377,159	1,841,349
2021	10,577,833	16,385,495	5,983,437	9,749,517	285	155	1,034,375	1,388,423
2020	7,987,957	9,878,641	5,260,421	6,660,167	155	131	672,682	901,364

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Gantt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Gantt) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Mr. David S. Congdon and Messrs. Satterfield, Freeman and Plemmons; (ii) for 2020, Mr. Earl E. Congdon, Mr. David S. Congdon and Messrs. Satterfield and Freeman.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the Dow Jones Transportation Average for 2022 and 2021, and the Nasdaq Industrial Transportation Index for 2020. Beginning in 2021, the Dow Jones Transportation Average was selected as a peer group as we believe the companies included in the Dow Jones Transportation Average are better aligned with our business.

PEO Total Compensation Amount	$ 12,828,375	$ 10,577,833	$ 7,987,957
PEO Actually Paid Compensation Amount	$ 10,494,358	16,385,495	9,878,641
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Gantt, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gantt during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Gantt’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	12,828,375	(2,578,625)	244,608	10,494,358
2021	10,577,833	(1,975,247)	7,782,909	16,385,495
2020	7,987,957	(1,608,515)	3,499,199	9,878,641

Non-PEO NEO Average Total Compensation Amount	$ 6,184,287	5,983,437	5,260,421
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,864,545	9,749,517	6,660,167
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	6,184,287	(1,012,865)	(306,877)	4,864,545
2021	5,983,437	(1,237,056)	5,003,136	9,749,517
2020	5,260,421	(1,181,548)	2,581,294	6,660,167

Equity Valuation Assumption Difference, Footnote [Text Block]	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,344,590	(1,459,624)	—	(648,995)	—	8,637	244,608
2021	4,121,370	3,520,877	—	134,605	—	6,057	7,782,909
2020	2,129,804	1,234,369	—	130,549	—	4,476	3,499,199

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. Net Income Compensation Actually Paid $18,000,000 $16,000,000 $14,000,000 $12,000,000 $10,000,000 $8,000,000 $6,000,000 $4,000,000 $2,000,000 $0 $400.0 $600.0 $800.0 $1,000.0 $1,200.0 $1,400.0 $1,600.0 $672.7 $1,034.4 $1,377.2 2020 2021 2022 PEO Average for Non-PEO NEOs Net Income Net income (in millions)

Compensation Actually Paid vs. Net Income [Text Block]	$1,000.0 $1,200.0 $1,400.0 $1,600.0 $672.7 $1,034.4 $1,377.2 2020 2021 2022 PEO Average for Non-PEO NEOs Net Income Net income (in millions)
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid vs. Pre-Tax Income Compensation Actually Paid $18,000,000 $16,000,000 $14,000,000 $12,000,000 $10,000,000 $8,000,000 $6,000,000 $4,000,000 $2,000,000 $0 $800.0 $1,000.0 $1,200.0 $1,400.0 $1,600.0 $1,800.0 $2,000.0 $901.4 $1,388.4 $1,841.3 2020 2021 2022 PEO Average for Non-PEO NEOs Pre-Tax Income Pre-Tax Income (in millions)

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

Most Important Financial Performance Measures
Pre-Tax Income
Annual Pre-Tax Income Growth
Operating Ratio

Total Shareholder Return Amount	$ 227	285	155
Peer Group Total Shareholder Return Amount	128	155	131
Net Income (Loss)	$ 1,377,159,000	$ 1,034,375,000	$ 672,682,000
Company Selected Measure Amount	1,841,349,000	1,388,423,000	901,364,000
PEO Name	Mr. Gantt	Mr. Gantt	Mr. Gantt
Additional 402(v) Disclosure [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Gantt), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Gantt) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Gantt) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Pre-Tax Income Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment Value of Equity Awards	$ (2,578,625)	$ (1,975,247)	$ (1,608,515)
Adjustment Equity Awards	244,608	7,782,909	3,499,199
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	2,344,590	4,121,370	2,129,804
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(1,459,624)	3,520,877	1,234,369
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(648,995)	134,605	130,549
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	8,637	6,057	4,476
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment Value of Equity Awards	(1,012,865)	(1,237,056)	(1,181,548)
Adjustment Equity Awards	(306,877)	5,003,136	2,581,294
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	920,299	2,559,819	1,564,465
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(788,746)	2,344,205	913,007
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	(444,787)	94,849	100,333
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment Equity Awards	$ 6,357	$ 4,264	$ 3,490